FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

	As of December 31,
	2022			2021
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Bank deposits	$625,000	$—	$625,000	$604,000	$—	$604,000
Money market funds	80,888	—	80,888	—	—	—
Foreign currency
derivative contracts:
Foreign exchange contracts	—	(3,208)	(3,208)	—	656	656

Total	$705,888	$(3,208)	$702,680	$604,000	$656	$604,656